Quarterly Holdings Report
for

Fidelity Freedom® Blend 2045 Fund

June 30, 2021

FBF-Y45-QTLY-0821
1.9892477.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,921,963	$114,057,004
Fidelity Series Commodity Strategy Fund (a)	5,259,058	29,292,952
Fidelity Series Large Cap Growth Index Fund (a)	4,134,412	72,724,311
Fidelity Series Large Cap Stock Fund (a)	4,066,008	80,506,957
Fidelity Series Large Cap Value Index Fund (a)	9,936,476	153,518,561
Fidelity Series Small Cap Opportunities Fund (a)	2,105,186	38,356,494
Fidelity Series Value Discovery Fund (a)	3,379,560	56,844,201
TOTAL DOMESTIC EQUITY FUNDS
(Cost $422,233,948)		545,300,480

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	1,961,241	27,496,599
Fidelity Series Emerging Markets Fund (a)	1,288,626	15,721,243
Fidelity Series Emerging Markets Opportunities Fund (a)	5,259,504	141,270,276
Fidelity Series International Growth Fund (a)	3,279,789	64,152,668
Fidelity Series International Index Fund (a)	2,183,412	26,855,970
Fidelity Series International Small Cap Fund (a)	1,009,499	22,481,544
Fidelity Series International Value Fund (a)	5,721,286	63,906,765
Fidelity Series Overseas Fund (a)	4,698,051	64,034,429
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $335,101,157)		425,919,494

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	10,353	115,434
Fidelity Series Emerging Markets Debt Fund (a)	620,425	5,782,361
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	184,109	1,909,211
Fidelity Series Floating Rate High Income Fund (a)	125,403	1,159,979
Fidelity Series Government Bond Index Fund (a)	13,560	144,012
Fidelity Series High Income Fund (a)	694,556	6,660,790
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,918,788	21,068,294
Fidelity Series Investment Grade Bond Fund (a)	13,502	158,249
Fidelity Series Investment Grade Securitized Fund (a)	10,561	109,311
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,795,106	31,765,036
Fidelity Series Real Estate Income Fund (a)	345,667	4,016,652
TOTAL BOND FUNDS
(Cost $72,499,326)		72,889,329

Short-Term Funds - 0.6%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,540,434	1,540,434
Fidelity Series Short-Term Credit Fund (a)	97,631	991,926
Fidelity Series Treasury Bill Index Fund (a)	325,497	3,254,965
TOTAL SHORT-TERM FUNDS
(Cost $5,769,498)		5,787,325
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $835,603,929)		1,049,896,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,741)
NET ASSETS - 100%		$1,049,886,887

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,251	$100,251	$--	$--	$--	0.0%
Total	$--	$100,251	$100,251	$--	$--	$--

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$98,109,560	$14,270,756	$9,434,009	$--	$387,657	$10,723,040	$114,057,004
Fidelity Series Canada Fund	21,576,071	4,031,860	272,090	--	443	2,160,315	27,496,599
Fidelity Series Commodity Strategy Fund	24,755,229	3,034,839	1,906,594	--	118,653	3,290,825	29,292,952
Fidelity Series Corporate Bond Fund	97,731	15,210	445	687	(1)	2,939	115,434
Fidelity Series Emerging Markets Debt Fund	4,878,628	820,054	49,886	58,667	122	133,443	5,782,361
Fidelity Series Emerging Markets Debt Local Currency Fund	1,630,700	240,534	18,911	--	(286)	57,174	1,909,211
Fidelity Series Emerging Markets Fund	14,186,827	2,040,605	1,142,544	--	(13,391)	649,746	15,721,243
Fidelity Series Emerging Markets Opportunities Fund	127,540,316	18,359,374	10,707,679	--	(168,465)	6,246,730	141,270,276
Fidelity Series Floating Rate High Income Fund	982,840	176,475	6,025	10,667	13	6,676	1,159,979
Fidelity Series Government Bond Index Fund	119,850	22,761	445	338	(6)	1,852	144,012
Fidelity Series Government Money Market Fund 0.08%	2,311,226	258,779	1,029,571	323	--	--	1,540,434
Fidelity Series High Income Fund	5,661,375	927,048	68,351	74,521	785	139,933	6,660,790
Fidelity Series Inflation-Protected Bond Index Fund	17,818,592	2,940,391	104,642	--	(165)	414,118	21,068,294
Fidelity Series International Growth Fund	53,160,536	8,683,227	2,586,977	--	177,610	4,718,272	64,152,668
Fidelity Series International Index Fund	22,153,774	3,901,295	361,874	--	11,564	1,151,211	26,855,970
Fidelity Series International Small Cap Fund	19,006,573	2,488,513	436,140	--	(2,805)	1,425,403	22,481,544
Fidelity Series International Value Fund	53,039,664	10,500,812	1,053,524	--	5,017	1,414,796	63,906,765
Fidelity Series Investment Grade Bond Fund	134,456	24,593	3,203	746	(96)	2,499	158,249
Fidelity Series Investment Grade Securitized Fund	93,712	15,586	445	50	(1)	459	109,311
Fidelity Series Large Cap Growth Index Fund	61,934,791	8,681,725	5,375,606	303,913	192,987	7,290,414	72,724,311
Fidelity Series Large Cap Stock Fund	67,655,175	9,974,284	2,122,524	--	25,828	4,974,194	80,506,957
Fidelity Series Large Cap Value Index Fund	129,236,009	19,404,298	1,819,659	--	11,960	6,685,953	153,518,561
Fidelity Series Long-Term Treasury Bond Index Fund	24,407,341	6,352,703	696,688	164,980	(104,745)	1,806,425	31,765,036
Fidelity Series Overseas Fund	53,150,937	9,036,606	2,496,176	--	52,811	4,290,251	64,034,429
Fidelity Series Real Estate Income Fund	3,391,662	473,824	33,569	5,507	717	184,018	4,016,652
Fidelity Series Short-Term Credit Fund	1,140,277	191,514	339,078	4,003	(390)	(397)	991,926
Fidelity Series Small Cap Opportunities Fund	32,675,014	5,614,571	848,315	--	12,846	902,378	38,356,494
Fidelity Series Treasury Bill Index Fund	3,672,409	659,942	1,077,386	571	(866)	866	3,254,965
Fidelity Series Value Discovery Fund	47,751,795	8,241,204	1,836,968	--	19,365	2,668,805	56,844,201
	$892,273,070	$141,383,383	$45,829,324	$624,973	$727,161	$61,342,338	$1,049,896,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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